Attachment #1

	Assets Held For Sale - 2011				Liabilities Related to Assets Held For Sale - 2011
	Clearwater	Scottsdale	Total		Clearwater	Scottsdale	Total
Land	382,500	-	382,500	Accounts payable and accrued expenses	34,033	75,136	109,169
Building	3,226,426	119,801	3,346,227	Mortgage Payable	1,044,076	-	1,044,076
Furniture, fixtures and equipment	893,844	1,628,021	2,521,865	Hotel trade payables	60,547	121,370	181,917
	4,502,770	1,747,822	6,250,592
Less: accumulated depreciation	(3,148,401)	(1,585,084)	(4,733,485)	Total liabilities related to assets held for sale	1,138,656	196,506	1,335,162
Net property and equipment	1,354,369	162,738	1,517,107

Deferred costs, net	73,104	-	73,104
Other assets*	80,682	176,208	256,890
Total assets held for sale	1,508,155	338,946	1,847,101

	Assets Held for Sale - 2012				Liabilities Related to Assets Held For Sale - 2012
	Clearwater	Scottsdale	Total		Clearwater	Scottsdale	Total
Land	-	-	-	Accounts payable and accrued expenses	-	38,674	38,674
Building	-	-	-	Mortgage Payable	-	-	-
Furniture, fixtures and equipment	-	-	-	Hotel trade payables	-	101,838	101,838
	-	-	-
Less: accumulated depreciation	-	-		Total liabilities related to assets held for sale	-	140,512	140,512
Net property and equipment	-	-	-

Deferred costs, net	-	-	-
Other assets*	-	71,273	71,273
Total assets held for sale	-	71,273	71,273

* Other assets consists of cash, prepaid expenses, accounts receivable and security deposits